CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Net profit	$ 61,970	$ 726,759	$ 270,352
Components of other comprehensive income that will not be reclassified to profit or loss before tax:
Other comprehensive income before tax gains losses on remeasurements of defined benefit plans	(2,655)	1,856	2,499
Other Comprehensive Income that will not be reclassified to profit or loss before tax	(2,655)	1,856	2,499
Exchange differences on translation
Gains (losses) on exchange differences on translation, before tax	(30,971)	(184,876)	11,873
Other Comprehensive Income before tax exchange differences on translation	(30,971)	(184,876)	11,873
Cash flow hedges
Gains (losses) on cash flow hedges, before tax	23,156	30,321	22,212
Recycle of cash flow hedges to profit or loss before tax	(29,227)	(15,286)	(16,965)
Other Comprehensive Income before tax Cash flow hedges	(6,071)	15,035	5,247
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss before tax	13,847	(1,657)	8,754
Other Comprehensive income that will be reclassified to profit or loss before tax	(23,195)	(171,498)	25,874
Income tax relating to components of other comprehensive Income that will not be reclassified to profit or loss before tax
Income tax relating to remeasurements of defined benefit plans of other comprehensive income	717	(501)	(673)
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss before tax	717	(501)	(673)
Income tax relating to components of other comprehensive Income that will be reclassified to profit or loss before tax
Income tax relating to cash flow hedges of other comprehensive income	1,686	(4,474)	(5,917)
Income tax relating to recycle of cash flow hedges	0	0	4,326
Income tax relating to share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss	(6,582)	176	(2,086)
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	(4,896)	(4,298)	(3,677)
Other comprehensive (loss) income	(30,029)	(174,441)	24,023
Comprehensive (loss) income	31,941	552,318	294,375
Comprehensive Income attributable to
Comprehensive (loss) income, attributable to owners of parent company	32,732	555,294	293,988
Comprehensive (loss) income, attributable to non-controlling interests	(791)	(2,976)	387
Total comprehensive (loss) income	$ 31,941	$ 552,318	$ 294,375